Cover	Sep. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2026
Entity File Number	001-40471
Entity Registrant Name	ENDOVIA HEALTH SCIENCES, INC.
Entity Central Index Key	0001553788
Entity Tax Identification Number	34-1720075
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1112 N. Flagler Drive
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33304
City Area Code	(954)
Local Phone Number	648-7238
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	EDVA
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false